SUBSEQUENT EVENTS (Details) (Subsequent Event [Member], EUR €) In Thousands, unless otherwise specified	1 Months Ended
	Mar. 31, 2015	Apr. 30, 2015 item
Two companies in Europe [Member]
Subsequent Event [Line Items]
Minimum percentage of shares to be acquired	90.00%
Minimum revenue to be obtained from a contract with certain customers in Europe	€ 14,000
Purchase price	500
Line Of Credit Seven [Member] | Europe [Member]
Subsequent Event [Line Items]
Line of credit, maximum borrowing amount		€ 5,500
Debt instrument, variable interest reference rate		LIBOR
Debt instrument, interest rate basis points above reference rate		3.75%
Number of European subsidiaries whose accounts receivable and tangible fixed assets is used to secure line of credit		3